7. FAIR VALUE MEASUREMENT (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest rate swap	$ 0	$ 0	$ 40,958
Derivative liability	2,640,000	2,820,000	0
Stock settled debt	12,500	12,500	308,083
Total	2,652,500	2,832,500	349,041
Level 1
Interest rate swap	0	0	0
Derivative liability	0	0	0
Stock settled debt	10,000	10,000	235,000
Total	10,000	10,000	235,000
Level 2
Interest rate swap	0	0	0
Derivative liability	0	0	0
Stock settled debt	0	0	0
Total	0	0	0
Level 3
Interest rate swap	0	0	40,958
Derivative liability	2,640,000	2,820,000	0
Stock settled debt	2,500	2,500	67,083
Total	$ 2,642,500	$ 2,822,500	$ 108,041